Document and Entity Information	Aug. 19, 2020
Details
Registrant CIK	0001578776
Registrant Name	Prudential Bancorp, Inc.
SEC Form	8-K
Period End date	Aug. 19, 2020
Trading Symbol	PBIP
Trading Exchange	NASDAQ
Tax Identification Number (TIN)	46-2935427
Emerging Growth Company	false
Entity Incorporation, State or Country Code	PA
Entity File Number	000-55084
Entity Address, Address Line One	1834 West Oregon Avenue
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19145
City Area Code	215
Local Phone Number	755-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Amendment Flag	false